STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended						3 Months Ended		12 Months Ended								0 Months Ended
	Mar. 28, 2014	Dec. 23, 2013 item	Dec. 24, 2013	Oct. 10, 2013	Sep. 10, 2013	Apr. 05, 2013	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2013	Mar. 27, 2014	May 10, 2013	Dec. 31, 2012	Aug. 17, 2012	Dec. 31, 2011	Dec. 31, 2013 Warrants	Nov. 16, 2013 Warrants	Feb. 03, 2014 Warrants granted on February 3, 2014 Warrants	Jan. 30, 2014 Accredited investors item
STOCKHOLDERS' EQUITY
Common Stock, shares issued	49,496						55,399,839		53,239,369			35,192,045	30,005,185
Common Stock, shares outstanding							55,399,839		53,239,369			35,192,045
Common stock issued for services (in shares)						200,000	100,000										44,307
Expenses related to common stock issued for service							$ 28,500
Stockholders' Equity
Units sold to accredited investors (in shares)		10,088,336	10,088,336					1,092,000	1,142,000									666,667
Number of accredited investors		15																2
Proceeds from sale of units to accredited investors		3,026,500	2,750,092					496,000										200,000
Units sold to accredited investors, number of common shares		10,088,336						1,092,000										666,667
Units sold to accredited investors, number of warrants		10,088,336																666,667
Number of shares of warrants included with the units sold		5 years	3 years					3 years	3 years									5 years
Exercise price of units (in dollars per share)		$ 0.40	$ 0.40					$ 0.50	$ 0.50									$ 0.40
Common stock value																	13,292
Warrants to purchase shares			10,888,336						1,142,000								44,307
Term of warrant																	5 years
Strike price (in dollars per share)											$ 1.22				$ 0.40	$ 0.01	$ 0.40
Value of warrants																	9,103
Common Stock, shares authorized							250,000,000		250,000,000	250,000,000		100,000,000	100,000,000	4,000,000
Common Stock, shares authorized before amendment										100,000,000
Common Stock, shares issued	49,496						55,399,839		53,239,369			35,192,045	30,005,185
Common shares for the exercise of options	100,000			42,250	142,500
Common stock issued for services (in shares)						200,000	100,000										44,307
Expenses related to common stock issued for service							28,500
Common stock issued for exercise of warrants (in shares)							1,300,000
Proceeds from exercise of warrants							13,000		47,750
Net proceeds from sale of units to accredited investors																		$ 181,537
Volatility (as a percent)																	100.00%
Risk-free interest rate (as a percent)																	1.44%